Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment

Changes in the carrying amount of property, plant and equipment for the years ended December 31, 2021 and 2020 are analysed in the following tables.

	Land and buildings	Machinery and equipment	Office furniture and equipment	Retail gallery and store furnishing	Leasehold improvements	Constr. in progress	Total
Cost as at December 31, 2019	170,815	127,465	15,123	13,732	23,375	255	350,765
Additions	396	897	119	47	541	580	2,580
Disposals	(3,364)	(3,842)	(232)	(60)	(5,064)	—	(12,562)
Reclassifications to assets held for sale	(10,828)	(15,746)	(608)	—	—	—	(27,182)
Reclassifications from constr. in progress	—	414	—	—	—	(414)	—
Effect of translation adj.	(3,814)	(965)	(68)	(638)	560	(61)	(4,986)
Cost as at December 31, 2020	153,205	108,223	14,334	13,081	19,412	360	308,615
Additions	1,064	4,573	363	316	615	110	7,041
Disposals	(1,023)	(1,121)	(1,086)	(6,744)	(1,085)	—	(11,059)
Reclassifications from constr. in progress	—	108	169	32	—	(309)	—
Effect of translation adj.	1,836	341	233	669	1,365	(2)	4,442
Cost as at December 31, 2021	155,082	112,124	14,013	7,354	20,307	159	309,039

	Land and buildings	Machinery and equipment	Office furniture and equipment	Retail gallery and store furnishing	Leasehold improvements	Constr. in progress	Total
Accumulated depreciation as at December 31, 2019	(92,305)	(113,673)	(14,286)	(12,996)	(14,982)	—	(248,242)
Depreciation	(3,831)	(2,972)	(370)	(467)	(2,242)	—	(9,882)
Disposals	7	3,330	219	52	5,017		8,625
Reclassifications to assets held for sale	8,377	14,878	603	—	—	—	23,858
Effect of translation adj.	1,589	721	62	711	(751)	—	2,332
Accumulated depreciation as at December 31, 2020	(86,163)	(97,716)	(13,772)	(12,700)	(12,958)	—	(223,309)
Depreciation	(3,590)	(2,697)	(320)	(337)	(1,631)	—	(8,575)
Disposals	125	770	1,032	6,746	1,081	—	9,754
Effect of translation adj.	(1,794)	(330)	(174)	(627)	(930)	—	(3,855)
Accumulated depreciation as at December 31, 2021	(91,422)	(99,973)	(13,234)	(6,918)	(14,438)	—	(225,985)

Net book value as at December 31, 2019	78,510	13,792	837	736	8,393	255	102,523
Net book value as at December 31, 2020	67,042	10,507	562	381	6,454	360	85,306
Net book value as at December 31, 2021	63,660	12,151	779	436	5,869	159	83,054

Annual rate of depreciation for 2021 and 2020	0%-10%	10%-25%	10%-20%	25%-35%	10%-20%	—

Summary of Breakdown of Property, Plant and Equipment by Country

The following tables show a breakdown of property, plant and equipment by country.

	31/12/21	31/12/20
Italy	45,470	45,895
Romania	18,502	19,253
United States of America	13,884	14,778
Brazil	2,753	2,807
Europe	1,253	1,461
China	810	1,109
Other countries	382	3
Total	83,054	85,306

Summary of Breakdown of Property, Plant and Equipment Based on Cash Generating Units

The following tables show a breakdown of property, plant and equipment based on the cash generating units in which they are included.

	31/12/21	31/12/20
Italian upholstered furniture plant	34,704	32,401
Romanian upholstered furniture plant	19,627	20,626
Brazilian upholstered furniture plant	2,978	3,048
Chinese upholstered furniture plant	2,215	2,654
Others	23,530	26,577
Total	83,054	85,306